UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21897

The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

Minnetonka, MN55343

(Address of principal executive offices) (Zip code)

Becky Krulik

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

Minnetonka, MN55343

(Name and address of agent for service)

Copy to:

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Registrant’s telephone number, including area code:  (952) 230-6143

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2013 (unaudited)

	Shares	Value
COMMON STOCK – 95.8%

CONSUMER DISCRETIONARY – 16.1%

Diversified Consumer Services – 2.3%
Grand Canyon Education, Inc.*	59,226	$1,503,748

Hotels, Restaurants & Leisure – 2.3%
Bally Technologies, Inc.*	16,217	842,797
Brinker International, Inc.	17,680	665,652

		1,508,449

Leisure Equipment & Products – 0.4%
LeapFrog Enterprises, Inc.*	34,099	291,887

Specialty Retail – 7.6%
Conn’s, Inc.*	60,547	2,173,637
DSW, Inc. - Class A	14,692	937,350
HOT Topic, Inc.	31,210	433,195
Lithia Motors, Inc. - Class A	20,794	987,299
Shoe Carnival, Inc.	1,369	27,982
Tilly’s, Inc. - Class A*	30,750	391,140

		4,950,603

Textiles, Apparel & Luxury Goods – 3.5%
Hanesbrands, Inc.*	35,674	1,625,307
Oxford Industries, Inc.	11,792	626,155

		2,251,462

TOTAL CONSUMER DISCRETIONARY		10,506,149

CONSUMER STAPLES – 0.9%

Food & Staples Retailing – 0.9%
United Natural Foods, Inc.*	11,660	573,672

TOTAL CONSUMER STAPLES		573,672

ENERGY – 2.5%

Energy, Equipment & Services – 1.6%
Hercules Offshore, Inc.*	139,668	1,036,337

Oil, Gas & Consumable Fuels – 0.9%
Gulfport Energy Corp.*	12,255	561,647

TOTAL ENERGY		1,597,984

FINANCIALS – 9.5%

Commercial Bank – 0.8%
Bank of The Ozarks, Inc.	11,249	498,893

Consumer Finance – 4.4%
First Cash Financial Services, Inc.*	37,139	2,166,689
Netspend Holdings, Inc.*	46,109	732,672

		2,899,361

Insurance – 1.9%
Tower Group International, Ltd.	66,973	1,235,644

	Shares	Value
COMMON STOCK – continued

Real Estate Investment Trusts – 1.2%
Pebblebrook Hotel Trust	29,474	$760,134

Real Estate Management & Development – 1.2%
Jones Lang LaSalle, Inc.	7,768	772,217

TOTAL FINANCIALS		6,166,249

HEALTH CARE – 19.4%

Biotechnology – 0.4%
Osiris Therapeutics, Inc.*	24,226	251,950

Health Care Equipment & Supplies – 6.7%
Alere, Inc.*	26,815	684,587
Catamaran Corp.*	26,062	1,382,068
Cooper Companies, Inc.	21,379	2,306,367

		4,373,022

Health Care Providers & Services – 12.3%
Air Methods Corp.	47,211	2,277,459
Centene Corp.*	33,067	1,456,271
ExamWorks Group, Inc.*	40,580	702,846
MEDNAX, Inc.*	18,491	1,657,348
MWI Veterinary Supply, Inc.*	8,911	1,178,569
Team Health Holdings, Inc.*	20,711	753,466

		8,025,959

TOTAL HEALTH CARE		12,650,931

INDUSTRIALS – 16.8%

Aerospace & Defense – 1.6%
Hexcel Corp.*	34,830	1,010,418

Building Products – 1.7%
Boise Cascade Co.*	3,685	125,069
Trex Co., Inc.*	19,424	955,272

		1,080,341

Commercial Services & Supplies – 2.7%
EnerNOC, Inc.*	24,145	419,399
Portfolio Recovery Associates, Inc.*	10,808	1,371,751

		1,791,150

Construction & Engineering – 1.2%
MasTec, Inc.*	25,609	746,502
TRI Pointe Homes, Inc.*	1,840	37,076

		783,578

Electrical Equipment – 0.8%
II-VI, Inc.*	29,736	506,701

Machinery – 0.7%
ESCO Technologies, Inc.	10,987	448,929

Marine – 1.4%
Kirby Corp.*	12,254	941,107

See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2013 (unaudited) continued

	Shares	Value
COMMON STOCK – continued

Professional Services – 2.8%
Acacia Research - Acacia Technologies*	20,829	$628,411
Barrett Business Services, Inc.	11,155	587,422
Huron Consulting Group, Inc.*	14,561	587,100

		1,802,933

Road & Rail – 2.5%
Genesee & Wyoming, Inc. - Class A*	8,883	827,096
Old Dominion Freight Line, Inc.*	21,831	833,944

		1,661,040

Trading Companies & Distributors – 1.4%
Rush Enterprises, Inc. - Class A*	24,792	597,983
Textainer Group Holdings, Ltd.	8,278	327,395

		925,378

TOTAL INDUSTRIALS		10,951,575

INFORMATION TECHNOLOGY – 23.7%

Communications Equipment – 2.2%
Finisar Corp.*	61,488	811,027
RADWARE, Ltd.*	17,030	642,542

		1,453,569

Computers & Peripherals – 0.8%
Synaptics, Inc.*	12,650	514,729

Electronic Equipment, Instruments & Components – 3.2%
OSI Systems, Inc.*	33,671	2,097,367

IT Services – 5.6%
Euronet Worldwide, Inc.*	56,384	1,485,155
MAXIMUS, Inc.	27,249	2,179,103

		3,664,258

Semiconductors & Semiconductor Equipment – 6.5%
Brooks Automation, Inc.	27,355	278,474
Integrated Device Technology, Inc.*	94,040	702,479
Microsemi Corp.*	21,980	509,277
Rudolph Technologies, Inc.*	38,975	459,125
Skyworks Solutions, Inc.*	30,665	675,550
Trina Solar Ltd., SP ADR*	99,615	361,602
TriQuint Semiconductor, Inc.*	179,595	906,955
Ultratech, Inc.*	7,731	305,606

		4,199,068

Software – 5.4%
ACI Worldwide, Inc.*	23,970	1,171,174

	Shares	Value
COMMON STOCK – continued

Monotype Imaging Holdings, Inc.	15,845	$376,319
NQ Mobile, Inc., ADR*	67,348	606,805
Proofpoint, Inc.*	22,175	373,871
Solera Holdings, Inc.	17,110	998,026

		3,526,195

TOTAL INFORMATION TECHNOLOGY		15,455,186

MATERIALS – 5.2%

Chemicals – 3.9%
Axiall Corp.	22,205	1,380,263
HB Fuller Co.	18,218	711,959
RPM International, Inc.	14,400	454,752

		2,546,974

Metals & Mining – 1.3%
Kaiser Aluminum Corp.	12,829	829,395

TOTAL MATERIALS		3,376,369

TELECOMMUNICATION SERVICES – 1.7%

Diversified Telecommunication Services – 1.7%
Cogent Communications Group, Inc.	21,364	564,010
Premiere Global Services, Inc.*	46,638	512,552

		1,076,562

TOTAL TELECOMMUNICATION SERVICES		1,076,562

Total COMMON STOCK (Cost $44,674,139)		62,354,677

SHORT-TERM INVESTMENTS – 4.9%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.14%**	3,153,327	3,153,327

Total SHORT-TERM INVESTMENTS (Cost $3,153,327)		3,153,327

TOTAL INVESTMENTS (COST $47,827,466)† - 100.7%		65,508,004

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)		(443,036)

NET ASSETS - 100.0%		$65,064,968

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2013.
†	The cost for federal income tax purposes is $47,827,466. At March 31, 2013, net unrealized appreciation was $17,680,538. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $18,038,112, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $357,574.

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2013 (unaudited)

	Shares	Value
COMMON STOCK – 93.7%

CONSUMER DISCRETIONARY – 15.1%

Hotels, Restaurants & Leisure – 2.3%
Starbucks Corp.	3,522	$200,613

Media – 2.2%
Walt Disney Co.	3,334	189,371

Multi-Line Retail – 2.0%
Target Corp.	2,522	172,631

Specialty Retail – 5.6%
Home Depot, Inc.	4,094	285,679
O’Reilly Automotive, Inc.*	1,908	195,665

		481,344

Textiles, Apparel & Luxury Goods – 3.0%
Nike, Inc. - Class B	4,364	257,520

TOTAL CONSUMER DISCRETIONARY		1,301,479

CONSUMER STAPLES – 16.5%

Beverages – 7.9%
Anheuser-Busch InBev NV, ADR	1,860	185,163
Coca-Cola Co.	5,775	233,541
PepsiCo, Inc.	3,400	268,974

		687,678

Food Products – 3.2%
Mondelez International, Inc. - Class A	8,935	273,500

Household Products – 5.4%
Colgate-Palmolive Co.	1,128	133,138
Procter & Gamble Co.	4,297	331,127

		464,265

TOTAL CONSUMER STAPLES		1,425,443

ENERGY – 8.9%

Energy, Equipment & Services – 3.6%
Schlumberger Ltd.	4,142	310,194

Oil, Gas & Consumable Fuels – 5.3%
Exxon Mobil Corp.	2,298	207,073
Occidental Petroleum Corp.	3,226	252,822

		459,895

TOTAL ENERGY		770,089

FINANCIALS – 9.7%

Insurance – 7.3%
Berkshire Hathaway, Inc. - Class B*	3,696	385,123
Markel Corp.*	486	244,701

		629,824

	Shares	Value
COMMON STOCK – continued

Real Estate Investment Trusts – 2.4%
American Tower Corp.	2,736	$210,453

TOTAL FINANCIALS		840,277

HEALTH CARE – 9.0%

Health Care Equipment & Supplies – 5.4%
Baxter International, Inc.	1,818	132,060
Covidien PLC	2,868	194,565
St Jude Medical, Inc.	3,380	136,687

		463,312

Life Sciences Tools & Services – 2.2%
Thermo Fisher Scientific, Inc.	2,490	190,460

Pharmaceuticals – 1.4%
Johnson & Johnson	1,488	121,317

TOTAL HEALTH CARE		775,089

INDUSTRIALS – 13.4%

Aerospace & Defense – 7.3%
Boeing Co.	1,716	147,319
Honeywell International, Inc.	3,153	237,579
United Technologies Corp.	2,627	245,441

		630,339

Road & Rail – 6.1%
Canadian Pacific Railway Ltd.	2,856	372,622
Union Pacific Corp.	1,072	152,663

		525,285

TOTAL INDUSTRIALS		1,155,624

INFORMATION TECHNOLOGY – 19.0%

Communications Equipment – 3.0%
QUALCOMM, Inc.	3,917	262,243

Computers & Peripherals – 5.6%
Apple, Inc.	419	185,462
EMC Corp.*	12,469	297,884

		483,346

Internet Software & Services – 2.7%
GOOGLE, Inc. - Class A*	294	233,445

IT Services – 1.6%
Visa, Inc. - Class A	836	141,986

Semiconductors & Semiconductor Equipment – 2.8%
Analog Devices, Inc.	5,108	237,471

Software – 3.3%
Oracle Corp.	8,917	288,376

TOTAL INFORMATION TECHNOLOGY		1,646,867

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2013 (unaudited) continued

	Shares	Value
COMMON STOCK – continued

MATERIALS – 2.1%

Chemicals – 2.1%
Praxair, Inc.	1,630	$181,810

TOTAL MATERIALS		181,810

Total COMMON STOCK (Cost $6,669,151)		8,096,678

SHORT-TERM INVESTMENTS – 6.6%

Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.14%**	570,404	570,404

Total SHORT-TERM INVESTMENTS (Cost $570,404)		570,404

TOTAL INVESTMENTS (COST $7,239,555)† - 100.3%		8,667,082
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)		(27,801)

NET ASSETS - 100.0%		$8,639,281

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2013.
†	The cost for federal income tax purposes is $7,239,555. At March 31, 2013, net unrealized appreciation was $1,427,527. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,472,329, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $44,802.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

SECURITY VALUATION: Securities held by the Roxbury Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 – quoted prices in active markets for identical securities
—	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2013, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$65,508,004	$65,508,004	$ —	$ —

Strategic Growth Fund
	Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$8,667,082	$8,667,082	$ —	$ —

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	May 20, 2013

By (Signature and Title)*	/s/ Gohlee Yang
Gohlee Yang, Treasurer
(principal financial officer)

Date	May 20, 2013

*	Print the name and title of each signing officer under his or her signature.